INVESTMENT IN UNCONSOLIDATED ENTITIES, NET (Tables)	12 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENT IN UNCONSOLIDATED ENTITIES

Investment in unconsolidated entities consists of the following:

	As of March 31,
	2024	2023
Investment in detachable GNTW stock warrant	$-	$143,641
Investment in GNTW common stock	-	18,300
Investment in Stemtech convertible note	-	44,290
Investment in MojiLife	-	1,537,000
Subtotal	-	1,743,231
Allowance for impairment losses	-	(1,537,000)
	$-	$206,231

SCHEDULE OF NOTES PAYABLE

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2024	2023
Balance at beginning of fiscal year	$1,537,000	$1,537,000
Write-off	(1,537,000)	-
Balance at end of fiscal year	$-	$1,537,000